Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		$ (1,067)		$ (946)
Derivative assets netting		(982)		(942)
Available-for-sale securities	[1]	122,613	[2]	66,115
Mortgage loans held for sale		5,533		2,035
Mortgage servicing rights		2,546		2,791	$ 2,645	$ 2,591
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[3]	383
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		382		403
Obligations of Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total		916		849
Derivative assets total		1,915		1,068
Available-for-sale securities		122,613		66,115
Mortgage servicing rights		2,546		2,791
Other assets		1,875		1,665
Total		134,482		73,674
Short-term borrowings and other liabilities	[4]	1,628		1,218
Total		2,544		2,067
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		(1,067)		(946)
Derivative assets netting		(982)		(942)
Total		(982)		(942)
Total		(1,067)		(946)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19,839		19,257
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,814		6,701
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		94,111		39,752
Fair Value, Measurements, Recurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,453		2
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		382		403
Fair Value, Measurements, Recurring [Member] | Obligations of Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting				1
Derivative assets before netting		9
Available-for-sale securities		18,986		18,585
Other assets		312		392
Total		19,307		18,977
Short-term borrowings and other liabilities	[4]	50		199
Total		50		200
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		18,986		18,585
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		1,612		1,291
Derivative assets before netting		1,707		1,427
Available-for-sale securities		103,618		47,530
Mortgage loans held for sale		5,533		2,035
Other assets		1,563		1,273
Total		112,421		52,265
Short-term borrowings and other liabilities	[4]	1,578		1,019
Total		3,190		2,310
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		853		672
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,813		6,701
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		94,111		39,752
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,453		2
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		375		403
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		371		503
Derivative assets before netting		1,181		583
Available-for-sale securities		9
Mortgage servicing rights		2,546		2,791
Total		3,736		3,374
Total		371		$ 503
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 7

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total available-for-sale and held-to-maturity investment securities was 5.3 years at December 31, 2018, with a corresponding weighted-average yield of 2.53 percent.
[3]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[4]	Primarily represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.